UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: March 31, 2017 – March 31, 2018

Item 1.	Reports to Stockholders.

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	19
Additional Information	20
Trustees and Officers	22
Privacy Policy	23

Index Funds S&P 500® Equal Weight	Shareholder Letter

March 31, 2018 (Unaudited)

Dear Shareholders,

We believe that the S&P 500®   Equal Weight Index methodology corrects an inherent “buy-high-sell-low” trading flaw buried within the market-cap methodology that powers the S&P 500 Index and many other active manager strategies. To illustrate, an index fund seeking to track the S&P 500 Index must continuously adjust its portfolio to mirror the underlying index as the 500 stocks fluctuate in price. For example, if 250 index constituents move higher in price and 250 index constituents move lower in price, the market-cap methodology requires the portfolio manager to purchase more of the 250 stocks that went higher in price and to sell a portion of the 250 stocks that fell in price. This effectively forces the manager to “buy high and sell low”.

In our view, the methodology behind the construction of the Equal Weight Index corrects the market-cap “buy-high-sell-low” trading methodology and replaces it with a “buy-low-sell-high” trading methodology. How? Using the same 500 companies, the portfolio manager of the Equal Weight S&P 500 Index fund is required to rebalance the portfolio periodically. Using the example above, the equal weight methodology requires that the manager sell a portion of the 250 stocks that went higher in price and to purchase a portion of the 250 stocks that fell in price, until the 500 holdings are equal in value again. We believe this creates the very positive effect of forcing the manager to “buy low and sell high”, thus creating a simple solution to a traditionally complex problem. Here lies the reason, in our opinion, and why we believe the alpha that has historically been achieved may be sustainable over long periods of time.

The U.S. equity markets posted solid returns during 2017, with the S&P 500®   Equal Weight Index achieving +18.90% and the S&P 500 Index achieving +21.83% returns.

During the 12-months ending 03/31/2018, our INDEX FUNDS S&P 500®   EQUAL WEIGHT Fund (ticker symbol INDEX) returned +11.5%, while the underlying index grew by +11.65%. During the same period, the S&P 500 Index outperformed both, growing by +13.99% (see Fund Performance Chart on page 3).

The underperformance of our Fund relative to the S&P 500®   Equal Weight Index is consistent with the expenses and trading costs of the Fund. The underperformance of our Fund relative to the market capitalization version of the S&P 500 Index normally occurs when the largest 50 companies within the S&P 500 Index materially outperform the other 450 stocks within the index. This is because the S&P 500 Market-Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equal over time.

Looking forward, we see the $16 trillion-dollar Mutual Fund Industry very much in transition, as low cost index modelling seeks to replace traditional, higher-cost alternatives. Another positive development in the industry is the creation of what many are now calling “Clean Shares”. This is a no-load mutual fund share class which contain no 12b-1 fees, providing one uniform price across the board. We believe that Clean Shares will lead to higher transparency with fewer conflicts of interest, and could offer big savings for investors.

The good news is that INDEX is already a “no-load”, low cost index fund with no 12b-1 fees and therefore stands to potentially benefit from these significant changes in the mutual fund industry. We believe that these are all exciting developments and that, depending on how things progress in the near future; low cost index funds may have a significant role to play in the reconfigured Wall Street.

Best Regards,

Michael G. Willis

President

INDEX FUNDS

The foregoing reflects the thoughts and opinions of Index Funds exclusively and is subject to change without notice. Cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500 Index. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically at associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500 Market Cap Index: The headline market cap indices, the S&P 500®  , S&P MidCap 400®  , and S&P SmallCap 600®  , are widely recognized as leading indicators of U.S. equity market performance. The S&P 500 is the world's most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

Alpha- a measure of performance, is the excess return of an investment relative to the return of the benchmark index.

Annual Report | March 31, 2018	1

Index Funds S&P 500® Equal Weight	Manager Commentary

March 31, 2018 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended March 31, 2018)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended March 31, 2018)

	1 Month	Quarter	1 Year	Since Inception*
Index Funds S&P 500® Equal Weight	-1.02%	-1.05%	11.50%	9.21%
S&P 500 Total Return Index	-2.54%	-0.76%	13.99%	10.73%
S&P 500® Equal Weight Net Total Return	-0.93%	-1.01%	11.65%	9.20%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the July 28, 2017 Prospectus) are 6.83% and 0.25%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2018.

*	The Fund’s inception date is April 30, 2015.

The S&P 500®   is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 7.8 trillion benchmarked to the index, with index assets comprising approximately USD 2.2 trillion of this total. The index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Manager Commentary

March 31, 2018 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500®   Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by The Index Group, Inc. S&P®   is a registered trademark of S&P Global (“S&P”); Dow Jones®   is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Standard & Poor’s®   and S&P®   are trademarks of the Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by The Index Group, Inc. The Index Funds S&P 500®   Equal Weight is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Index Funds S&P 500®   Equal Weight or any member of the public regarding the advisability of investing in securities generally or in Index Funds S&P 500®   Equal Weight particularly or the ability of the S&P 500®   Equal Weight Index to track general market performance. S&P Dow Jones Indices’ only relationship to The Index Group, Inc. with respect to the S&P 500®   Equal Weight Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500®   Equal Weight Index is determined, composed and calculated by S&P Dow Jones Indices without regard to The Index Group, Inc. or the Index Funds S&P 500®   Equal Weight. S&P Dow Jones Indices have no obligation to take the needs of The Index Group, Inc. or the owners of the Index Funds S&P 500®   Equal Weight into consideration in determining, composing or calculating the S&P 500®   Equal Weight Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Index Funds S&P 500®   Equal Weight or the timing of the issuance or sale of the Index Funds S&P 500®   Equal Weight or in the determination or calculation of the equation by which the Index Funds S&P 500®   Equal Weight is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Index Funds S&P 500®   Equal Weight. There is no assurance that investment products based on the S&P 500®   Equal Weight Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE (INCLUDING, WITHOUT LIMITATION, COMPLIANCE WITH SHARIAH LAW) OR AS TO RESULTS TO BE OBTAINED BY THE INDEX GROUP, INC., OWNERS OF THE INDEX FUNDS S&P 500®   EQUAL WEIGHT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE INDEX GROUP, INC., OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Annual Report | March 31, 2018	3

Index Funds S&P 500® Equal Weight	Disclosure of Fund Expenses

March 31, 2018 (Unaudited)

As a shareholder of the Index Funds S&P 500®   Equal Weight (the “Fund”), you will incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2017 and held until March 31, 2018.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500® Equal Weight	Beginning Account Value 10/1/2017	Ending Account Value 03/31/18	Expense Ratio(a)	Expenses Paid During Period 10/1/2017- 3/31/18(b)
Actual	$ 1,000.00	$ 1,051.40	0.25%	$ 1.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.68	0.25%	$ 1.26

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.
(b)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2018

	Shares	Value
COMMON STOCKS: 99.79%
Consumer Discretionary: 15.74%
Advance Auto Parts, Inc.	572	$67,811
Amazon.com, Inc.(a)	43	62,236
Aptiv PLC	737	62,623
AutoZone, Inc.(a)	103	66,815
Best Buy Co., Inc.	921	64,461
Booking Holdings, Inc.(a)	31	64,492
BorgWarner, Inc.	1,318	66,203
CarMax, Inc.(a)	1,090	67,515
Carnival Corp.	1,007	66,039
CBS Corp., Class B Non-Voting Shares	1,304	67,012
Charter Communications, Inc., Class A(a)	195	60,688
Chipotle Mexican Grill, Inc.(a)	211	68,176
Comcast Corp., Class A	1,831	62,565
Darden Restaurants, Inc.	716	61,039
Discovery Communications, Inc., Class A(a)	991	21,237
Discovery Communications, Inc., Class C(a)	2,662	51,961
DISH Network Corp., Class A(a)	1,668	63,200
Dollar General Corp.	782	73,156
Dollar Tree, Inc.(a)	734	69,657
DR Horton, Inc.	1,552	68,040
Expedia, Inc.	606	66,908
Foot Locker, Inc.	1,598	72,773
Ford Motor Co.	6,337	70,214
Gap, Inc.	2,056	64,147
Garmin, Ltd.	1,115	65,707
General Motors Co.	1,797	65,303
Genuine Parts Co.	734	65,943
Goodyear Tire & Rubber Co.	2,365	62,862
H&R Block, Inc.	2,456	62,407
Hanesbrands, Inc.	3,398	62,591
Harley-Davidson, Inc.	1,534	65,778
Hasbro, Inc.	743	62,635
Hilton Worldwide Holdings, Inc.	835	65,765
Home Depot, Inc.	373	66,483
Interpublic Group of Cos., Inc.	2,842	65,451
Kohl's Corp.	1,080	70,751
L Brands, Inc.	1,608	61,442
Leggett & Platt, Inc.	1,465	64,987
Lennar Corp., Class A	1,136	66,956
LKQ Corp.(a)	1,715	65,084
Lowe's Cos., Inc.	779	68,357
Macy's, Inc.	2,354	70,008
Marriott International, Inc., Class A	475	64,590
Mattel, Inc.	4,583	60,266
McDonald's Corp.	432	67,556
MGM Resorts International	1,849	64,752
Michael Kors Holdings, Ltd.(a)	1,108	68,785
Mohawk Industries, Inc.(a)	278	64,557
Netflix, Inc.(a)	205	60,547
Newell Brands, Inc.	2,489	63,420

	Shares	Value
Consumer Discretionary (continued)
News Corp., Class A	3,117	$49,249
News Corp., Class B	991	15,955
NIKE, Inc., Class B	1,025	68,101
Nordstrom, Inc.	1,360	65,838
Norwegian Cruise Line Holdings, Ltd.(a)	1,189	62,981
Omnicom Group, Inc.	922	67,002
O'Reilly Automotive, Inc.(a)	271	67,040
PulteGroup, Inc.	2,263	66,736
PVH Corp.	475	71,929
Ralph Lauren Corp.	643	71,887
Ross Stores, Inc.	884	68,934
Royal Caribbean Cruises, Ltd.	538	63,344
Starbucks Corp.	1,162	67,268
Tapestry, Inc.	1,294	68,077
Target Corp.	965	67,000
Tiffany & Co.	669	65,334
Time Warner, Inc.	713	67,435
TJX Cos., Inc.	822	67,042
Tractor Supply Co.	1,040	65,541
TripAdvisor, Inc.(a)	1,579	64,565
Twenty-First Century Fox, Inc., Class A	1,278	46,890
Twenty-First Century Fox, Inc., Class B	532	19,349
Ulta Beauty, Inc.(a)	330	67,409
Under Armour, Inc., Class A(a)	2,114	34,564
Under Armour, Inc., Class C(a)	2,105	30,207
VF Corp.	924	68,487
Viacom, Inc., Class B	2,078	64,543
Walt Disney Co.	649	65,186
Whirlpool Corp.	415	63,541
Wyndham Worldwide Corp.	562	64,310
Wynn Resorts, Ltd.	360	65,650
Yum! Brands, Inc.	820	69,807
		5,153,152

Consumer Staples: 6.85%
Altria Group, Inc.	1,036	64,563
Archer-Daniels-Midland Co.	1,570	68,091
Brown-Forman Corp., Class B	1,235	67,184
Campbell Soup Co.	1,560	67,564
Church & Dwight Co., Inc.	1,344	67,684
Clorox Co.	517	68,818
Coca-Cola Co.	1,517	65,883
Colgate-Palmolive Co.	954	68,383
Conagra Brands, Inc.	1,787	65,905
Constellation Brands, Inc., Class A	295	67,236
Costco Wholesale Corp.	361	68,023
Coty, Inc., Class A	3,505	64,141
CVS Health Corp.	981	61,028
Dr. Pepper Snapple Group, Inc.	576	68,187
Estee Lauder Cos., Inc., Class A	469	70,219
General Mills, Inc.	1,321	59,524
Hershey Co.	677	66,996
Hormel Foods Corp.	2,014	69,120
JM Smucker Co.	523	64,857

See Notes to Financial Statements.

Annual Report | March 31, 2018	5

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2018

	Shares	Value
Consumer Staples (continued)
Kellogg Co.	968	$62,930
Kimberly-Clark Corp.	607	66,849
Kraft Heinz Co.	1,012	63,037
Kroger Co.	2,824	67,607
McCormick & Co., Inc., Non-Voting Shares	614	65,323
Molson Coors Brewing Co., Class B	838	63,126
Mondelez International, Inc., Class A	1,536	64,097
Monster Beverage Corp.(a)	1,172	67,050
PepsiCo, Inc.	604	65,927
Philip Morris International, Inc.	628	62,423
Procter & Gamble Co.	846	67,071
Sysco Corp.	1,110	66,556
Tyson Foods, Inc., Class A	898	65,725
Walgreens Boots Alliance, Inc.	963	63,048
Wal-Mart Stores, Inc.	766	68,151
		2,242,326
Energy: 6.37%
Anadarko Petroleum Corp.	1,172	70,801
Andeavor	665	66,872
Apache Corp.	1,925	74,074
Baker Hughes a GE Co.	2,248	62,427
Cabot Oil & Gas Corp.	2,664	63,883
Chevron Corp.	580	66,143
Cimarex Energy Co.	732	68,442
Concho Resources, Inc.(a)	444	66,747
ConocoPhillips	1,235	73,223
Devon Energy Corp.	2,078	66,060
EOG Resources, Inc.	662	69,689
EQT Corp.	1,297	61,620
Exxon Mobil Corp.	912	68,044
Halliburton Co.	1,447	67,922
Helmerich & Payne, Inc.	1,017	67,692
Hess Corp.	1,404	71,071
Kinder Morgan, Inc.	4,164	62,710
Marathon Oil Corp.	4,467	72,053
Marathon Petroleum Corp.	968	70,770
National Oilwell Varco, Inc.	1,802	66,332
Newfield Exploration Co.(a)	2,910	71,062
Noble Energy, Inc.	2,188	66,296
Occidental Petroleum Corp.	1,068	69,377
ONEOK, Inc.	1,186	67,507
Phillips 66	709	68,007
Pioneer Natural Resources Co.	396	68,025
Range Resources Corp.	4,320	62,813
Schlumberger, Ltd.	989	64,067
TechnipFMC PLC	2,209	65,055
Valero Energy Corp.	721	66,887
Williams Cos., Inc.	2,429	60,385
		2,086,056
Financials: 13.25%
Affiliated Managers Group, Inc.	347	65,784

	Shares	Value
Financials (continued)
Aflac, Inc.	1,483	$64,896
Allstate Corp.	708	67,118
American Express Co.	686	63,990
American International Group, Inc.	1,202	65,413
Ameriprise Financial, Inc.	422	62,431
Aon PLC	459	64,411
Arthur J Gallagher & Co.	936	64,331
Assurant, Inc.	749	68,466
Bank of America Corp.	2,078	62,319
Bank of New York Mellon Corp.	1,188	61,218
BB&T Corp.	1,213	63,125
Berkshire Hathaway, Inc., Class B(a)	319	63,634
BlackRock, Inc.	118	63,923
Brighthouse Financial, Inc.(a)	1,262	64,867
Capital One Financial Corp.	675	64,678
CBOE Holdings, Inc.	574	65,493
Charles Schwab Corp.	1,179	61,567
Chubb, Ltd.	472	64,555
Cincinnati Financial Corp.	883	65,572
Citigroup, Inc.	893	60,277
Citizens Financial Group, Inc.	1,470	61,711
CME Group, Inc.	396	64,049
Comerica, Inc.	665	63,793
Discover Financial Services	867	62,363
E*Trade Financial Corp.(a)	1,187	65,772
Everest Re Group, Ltd.	259	66,516
Fifth Third Bancorp	1,988	63,119
Franklin Resources, Inc.	1,680	58,262
Goldman Sachs Group, Inc.	252	63,469
Hartford Financial Services Group, Inc.	1,211	62,391
Huntington Bancshares, Inc.	4,121	62,227
Intercontinental Exchange, Inc.	898	65,123
Invesco, Ltd.	1,969	63,028
JPMorgan Chase & Co.	576	63,343
KeyCorp	3,070	60,019
Leucadia National Corp.	2,776	63,098
Lincoln National Corp.	864	63,124
Loews Corp.	1,314	65,345
M&T Bank Corp.	346	63,789
Marsh & McLennan Cos., Inc.	792	65,411
MetLife, Inc.	1,421	65,210
Moody's Corp.	399	64,359
Morgan Stanley	1,158	62,486
NASDAQ, Inc.	786	67,769
Navient Corp.	4,905	64,354
Northern Trust Corp.	614	63,322
People's United Financial, Inc.	3,374	62,959
PNC Financial Services Group, Inc.	419	63,370
Principal Financial Group, Inc.	1,079	65,722
Progressive Corp.	1,126	68,607
Prudential Financial, Inc.	617	63,890
Raymond James Financial, Inc.	688	61,514
Regions Financial Corp.	3,380	62,800
S&P Global, Inc.	349	66,680

See Notes to Financial Statements.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2018

	Shares	Value
Financials (continued)
State Street Corp.	619	$61,733
SunTrust Banks, Inc.	934	63,549
SVB Financial Group(a)	258	61,923
Synchrony Financial	1,824	61,159
T Rowe Price Group, Inc.	578	62,407
Torchmark Corp.	778	65,484
Travelers Cos., Inc.	478	66,375
Unum Group	1,328	63,226
US Bancorp	1,230	62,115
Wells Fargo & Co.	1,168	61,215
Willis Towers Watson PLC	414	63,007
XL Group, Ltd.	1,222	67,528
Zions Bancorp.	1,192	62,854
		4,339,637
Health Care: 11.94%
Abbott Laboratories	1,069	64,054
AbbVie, Inc.	570	53,951
Aetna, Inc.	384	64,896
Agilent Technologies, Inc.	957	64,023
Alexion Pharmaceuticals, Inc.(a)	541	60,300
Align Technology, Inc.(a)	251	63,034
Allergan PLC	432	72,701
AmerisourceBergen Corp.	686	59,140
Amgen, Inc.	356	60,691
Anthem, Inc.	292	64,152
Baxter International, Inc.	987	64,194
Becton Dickinson and Co.	300	65,010
Biogen, Inc.(a)	237	64,895
Boston Scientific Corp.(a)	2,382	65,076
Bristol-Myers Squibb Co.	1,001	63,313
Cardinal Health, Inc.	955	59,859
Celgene Corp.(a)	735	65,569
Centene Corp.(a)	662	70,748
Cerner Corp.(a)	1,048	60,784
Cigna Corp.	392	65,754
Cooper Cos., Inc.	270	61,779
Danaher Corp.	655	64,131
DaVita, Inc.(a)	938	61,852
DENTSPLY SIRONA, Inc.	1,179	59,315
Edwards Lifesciences Corp.(a)	488	68,086
Eli Lilly & Co.	855	66,151
Envision Healthcare Corp.(a)	1,585	60,912
Express Scripts Holding Co.(a)	842	58,165
Gilead Sciences, Inc.	842	63,478
HCA Healthcare, Inc.	654	63,438
Henry Schein, Inc.(a)	994	66,807
Hologic, Inc.(a)	1,719	64,222
Humana, Inc.	250	67,208
IDEXX Laboratories, Inc.(a)	334	63,924
Illumina, Inc.(a)	271	64,070
Incyte Corp.(a)	722	60,164
Intuitive Surgical, Inc.(a)	155	63,989
Iqvia Holdings, Inc.(a)	644	63,183

	Shares	Value
Health Care (continued)
Johnson & Johnson	508	$65,100
Laboratory Corp. of America Holdings(a)	387	62,597
McKesson Corp.	437	61,560
Medtronic PLC	818	65,620
Merck & Co., Inc.	1,233	67,162
Mettler-Toledo International, Inc.(a)	110	63,253
Mylan NV(a)	1,599	65,831
Nektar Therapeutics(a)	644	68,431
PerkinElmer, Inc.	859	65,043
Perrigo Co. PLC	801	66,755
Pfizer, Inc.	1,850	65,657
Quest Diagnostics, Inc.	635	63,691
Regeneron Pharmaceuticals, Inc.(a)	199	68,528
ResMed, Inc.	682	67,157
Stryker Corp.	409	65,816
Thermo Fisher Scientific, Inc.	312	64,416
UnitedHealth Group, Inc.	302	64,628
Universal Health Services, Inc., Class B	538	63,705
Varian Medical Systems, Inc.(a)	538	65,986
Vertex Pharmaceuticals, Inc.(a)	386	62,910
Waters Corp.(a)	319	63,369
Zimmer Biomet Holdings, Inc.	563	61,390
Zoetis, Inc.	805	67,226
		3,908,849

Industrials: 13.93%
3M Co.	282	61,905
Acuity Brands, Inc.	445	61,940
Alaska Air Group, Inc.	1,049	64,996
Allegion PLC	780	66,526
American Airlines Group, Inc.	1,213	63,027
AMETEK, Inc.	863	65,562
AO Smith Corp.	1,023	65,053
Arconic, Inc.	2,699	62,185
Boeing Co.	191	62,625
Caterpillar, Inc.	429	63,226
CH Robinson Worldwide, Inc.	741	69,439
Cintas Corp.	382	65,162
CSX Corp.	1,173	65,348
Cummins, Inc.	419	67,916
Deere & Co.	405	62,905
Delta Air Lines, Inc.	1,212	66,430
Dover Corp.	662	65,022
Eaton Corp. PLC	818	65,366
Emerson Electric Co.	941	64,270
Equifax, Inc.	545	64,206
Expeditors International of Washington, Inc.	1,050	66,465
Fastenal Co.	1,174	64,089
FedEx Corp.	276	66,270
Flowserve Corp.	1,492	64,648
Fluor Corp.	1,161	66,432
Fortive Corp.	846	65,582

See Notes to Financial Statements.

Annual Report | March 31, 2018	7

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2018

	Shares	Value
Industrials (continued)
Fortune Brands Home & Security, Inc.	1,070	$63,012
General Dynamics Corp.	295	65,165
General Electric Co.	4,551	61,347
Harris Corp.	430	69,350
Honeywell International, Inc.	441	63,729
Huntington Ingalls Industries, Inc.	258	66,502
IHS Markit, Ltd.(a)	1,386	66,861
Illinois Tool Works, Inc.	399	62,507
Ingersoll-Rand PLC	759	64,902
Jacobs Engineering Group, Inc.	1,119	66,189
JB Hunt Transport Services, Inc.	558	65,370
Johnson Controls International PLC	1,764	62,163
Kansas City Southern	609	66,899
L3 Technologies, Inc.	323	67,184
Lockheed Martin Corp.	200	67,586
Masco Corp.	1,601	64,744
Nielsen Holdings PLC	2,035	64,693
Norfolk Southern Corp.	468	63,545
Northrop Grumman Corp.	194	67,729
PACCAR, Inc.	985	65,177
Parker-Hannifin Corp.	364	62,255
Pentair PLC	947	64,519
Quanta Services, Inc.(a)	1,889	64,887
Raytheon Co.	317	68,415
Republic Services, Inc.	987	65,369
Robert Half International, Inc.	1,124	65,068
Rockwell Automation, Inc.	360	62,712
Rockwell Collins, Inc.	493	66,481
Roper Technologies, Inc.	238	66,804
Snap-on, Inc.	444	65,508
Southwest Airlines Co.	1,139	65,242
Stanley Black & Decker, Inc.	425	65,110
Stericycle, Inc.(a)	1,051	61,515
Textron, Inc.	1,126	66,400
TransDigm Group, Inc.	233	71,517
Union Pacific Corp.	495	66,543
United Continental Holdings, Inc.(a)	950	65,997
United Parcel Service, Inc., Class B	616	64,471
United Rentals, Inc.(a)	359	62,010
United Technologies Corp.	507	63,791
Verisk Analytics, Inc.(a)	643	66,872
Waste Management, Inc.	780	65,614
WW Grainger, Inc.	243	68,592
Xylem, Inc.	856	65,844
		4,562,785

Information Technology: 13.36%
Accenture PLC, Class A	421	64,624
Activision Blizzard, Inc.	869	58,623
Adobe Systems, Inc.(a)	308	66,553
Advanced Micro Devices, Inc.(a)	5,811	58,401
Akamai Technologies, Inc.(a)	894	63,456
Alliance Data Systems Corp.	285	60,665
Alphabet, Inc., Class A(a)	29	30,077

	Shares	Value
Information Technology (continued)
Alphabet, Inc., Class C(a)	29	$29,922
Amphenol Corp., Class A	736	63,392
Analog Devices, Inc.	717	65,340
ANSYS, Inc.(a)	397	62,206
Apple, Inc.	378	63,421
Applied Materials, Inc.	1,103	61,338
Autodesk, Inc.(a)	488	61,283
Automatic Data Processing, Inc.	572	64,911
Broadcom, Ltd.	267	62,919
CA, Inc.	1,832	62,105
Cadence Design Systems, Inc.(a)	1,713	62,987
Cisco Systems, Inc.	1,499	64,292
Citrix Systems, Inc.(a)	711	65,981
Cognizant Technology Solutions Corp., Class A	803	64,641
Corning, Inc.	2,272	63,343
CSRA, Inc.	1,676	69,101
DXC Technology Co.	637	64,038
eBay, Inc.(a)	1,551	62,412
Electronic Arts, Inc.(a)	529	64,136
F5 Networks, Inc.(a)	461	66,665
Facebook, Inc., Class A(a)	367	58,643
Fidelity National Information Services, Inc.	675	65,002
Fiserv, Inc.(a)	918	65,463
FLIR Systems, Inc.	1,319	65,963
Gartner, Inc.(a)	553	65,044
Global Payments, Inc.	580	64,682
Hewlett Packard Enterprise Co.	3,549	62,249
HP, Inc.	2,758	60,455
Intel Corp.	1,303	67,860
International Business Machines Corp.	426	65,361
Intuit, Inc.	384	66,566
IPG Photonics Corp.(a)	273	63,713
Juniper Networks, Inc.	2,572	62,577
KLA-Tencor Corp.	561	61,155
Lam Research Corp.	302	61,354
MasterCard, Inc., Class A	371	64,984
Microchip Technology, Inc.	686	62,673
Micron Technology, Inc.(a)	1,246	64,966
Microsoft Corp.	704	64,254
Motorola Solutions, Inc.	623	65,602
NetApp, Inc.	1,042	64,281
NVIDIA Corp.	278	64,382
Oracle Corp.	1,284	58,743
Paychex, Inc.	1,022	62,945
PayPal Holdings, Inc.(a)	842	63,883
Qorvo, Inc.(a)	795	56,008
QUALCOMM, Inc.	1,079	59,787
Red Hat, Inc.(a)	438	65,485
salesforce.com, Inc.(a)	534	62,104
Seagate Technology PLC	1,129	66,069
Skyworks Solutions, Inc.	599	60,056
Symantec Corp.	2,441	63,100

See Notes to Financial Statements.

8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2018

	Shares	Value
Information Technology (continued)
Synopsys, Inc.(a)	758	$63,096
Take-Two Interactive Software, Inc.(a)	600	58,668
TE Connectivity, Ltd.	643	64,236
Texas Instruments, Inc.	609	63,269
Total System Services, Inc.	749	64,609
VeriSign, Inc.(a)	565	66,986
Visa, Inc., Class A	546	65,313
Western Digital Corp.	683	63,020
Western Union Co.	3,371	64,824
Xerox Corp.	2,273	65,417
Xilinx, Inc.	892	64,438
		4,376,117
Materials: 4.89%
Air Products & Chemicals, Inc.	397	63,135
Albemarle Corp.	669	62,043
Avery Dennison Corp.	579	61,519
Ball Corp.	1,626	64,568
CF Industries Holdings, Inc.	1,639	61,840
DowDuPont, Inc.	941	59,951
Eastman Chemical Co.	622	65,671
Ecolab, Inc.	504	69,083
FMC Corp.	813	62,251
Freeport-McMoRan, Inc.(a)	3,689	64,816
International Flavors & Fragrances, Inc.	482	65,991
International Paper Co.	1,230	65,719
LyondellBasell Industries NV, Class A	606	64,042
Martin Marietta Materials, Inc.	324	67,165
Monsanto Co.	550	64,180
Mosaic Co.	2,407	58,442
Newmont Mining Corp.	1,803	70,443
Nucor Corp.	1,013	61,884
Packaging Corp. of America	568	64,014
PPG Industries, Inc.	578	64,505
Praxair, Inc.	424	61,183
Sealed Air Corp.	1,522	65,126
Sherwin-Williams Co.	161	63,131
Vulcan Materials Co.	560	63,935
WestRock Co.	1,014	65,068
		1,599,705

Real Estate: 6.87%
Alexandria Real Estate Equities, Inc., REIT	540	67,441
American Tower Corp., REIT	474	68,891
Apartment Investment & Management Co., REIT, Class A	1,700	69,275
AvalonBay Communities, Inc., REIT	421	69,238
Boston Properties, Inc., REIT	550	67,771
CBRE Group, Inc., Class A(a)	1,402	66,202
Crown Castle International Corp., REIT	612	67,081
Digital Realty Trust, Inc., REIT	659	69,445
Duke Realty Corp., REIT	2,639	69,881

	Shares	Value
Real Estate (continued)
Equinix, Inc., REIT	172	$71,920
Equity Residential, REIT	1,143	70,432
Essex Property Trust, Inc., REIT	286	68,835
Extra Space Storage, Inc., REIT	770	67,267
Federal Realty Investment Trust, REIT	584	67,808
GGP, Inc., REIT	3,218	65,840
HCP, Inc., REIT	3,009	69,899
Host Hotels & Resorts, Inc., REIT	3,595	67,011
Iron Mountain, Inc., REIT	2,045	67,199
Kimco Realty Corp., REIT	4,695	67,608
Macerich Co., REIT	1,173	65,711
Mid-America Apartment Communities, Inc., REIT	761	69,434
Prologis, Inc., REIT	1,067	67,210
Public Storage, REIT	340	68,133
Realty Income Corp., REIT	1,337	69,163
Regency Centers Corp., REIT	1,151	67,886
SBA Communications Corp., REIT(a)	409	69,906
Simon Property Group, Inc., REIT	435	67,142
SL Green Realty Corp., REIT	682	66,038
UDR, Inc., REIT	1,930	68,747
Ventas, Inc., REIT	1,368	67,757
Vornado Realty Trust, REIT	997	67,098
Welltower, Inc., REIT	1,269	69,072
Weyerhaeuser Co., REIT	1,950	68,250
		2,250,591

Telecommunication Services: 0.59%
AT&T, Inc.	1,835	65,418
CenturyLink, Inc.	3,790	62,270
Verizon Communications, Inc.	1,387	66,326
		194,014

Utilities: 6.00%
AES Corp.	6,266	71,245
Alliant Energy Corp.	1,757	71,791
Ameren Corp.	1,259	71,297
American Electric Power Co., Inc.	1,036	71,059
American Water Works Co., Inc.	836	68,661
CenterPoint Energy, Inc.	2,506	68,664
CMS Energy Corp.	1,586	71,830
Consolidated Edison, Inc.	904	70,458
Dominion Energy, Inc.	933	62,912
DTE Energy Co.	676	70,574
Duke Energy Corp.	893	69,181
Edison International	1,146	72,954
Entergy Corp.	886	69,799
Eversource Energy	1,187	69,938
Exelon Corp.	1,813	70,725
FirstEnergy Corp.	2,083	70,843
NextEra Energy, Inc.	440	71,865
NiSource, Inc.	2,961	70,798
NRG Energy, Inc.	2,285	69,761
PG&E Corp.	1,617	71,035

See Notes to Financial Statements.

Annual Report | March 31, 2018	9

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2018

	Shares	Value
Utilities (continued)
Pinnacle West Capital Corp.	890	$71,022
PPL Corp.	2,469	69,848
Public Service Enterprise Group, Inc.	1,445	72,597
SCANA Corp.	1,737	65,224
Sempra Energy	623	69,290
Southern Co.	1,553	69,357
WEC Energy Group, Inc.	1,123	70,412
Xcel Energy, Inc.	1,571	71,449
		1,964,589

Total Common Stocks (Cost $30,081,649)		32,677,821

SHORT TERM INVESTMENTS: 3.28%
Fidelity® Institutional Money Market Government Portfolio, Class I (1.48% - 7 Day Yield)	1,074,368	1,074,368

Total Short Term Investments (Cost $1,074,368)		1,074,368

Total Investments: 103.07% (Cost $31,156,017)		33,752,189

Liabilities In Excess Of Other Assets: (3.07)%		(1,006,054)

Net Assets: 100.00%		$32,746,135

(a)	Non-income producing security.

See Notes to Financial Statements.

10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities

March 31, 2018

ASSETS:
Investments, at value	$33,752,189
Cash	303
Receivable for investments sold	182,833
Receivable for shares sold	56,184
Receivable due from investment adviser	28,160
Interest and dividends receivable	46,123
Prepaid expenses and other assets	8,444
Total Assets	34,074,236
LIABILITIES:
Payable for investments purchased	1,240,497
Payable for shares redeemed	3,004
Payable to fund accounting and administration	30,222
Payable for trustee fees and expenses	50
Payable for transfer agency fees	8,306
Payable for chief compliance officer fee	1,713
Payable for professional fees	34,605
Accrued expenses and other liabilities	9,704
Total Liabilities	1,328,101
NET ASSETS	$32,746,135
NET ASSETS CONSIST OF:
Paid-in capital	$30,380,160
Accumulated undistributed net investment income	126,871
Accumulated net realized loss on investments	(357,068)
Net unrealized appreciation on investments	2,596,172
NET ASSETS	$32,746,135
INVESTMENTS, AT COST	$31,156,017
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$30.04
Net Assets	$32,746,135
Shares of beneficial interest outstanding, without par value	1,089,966

See Notes to Financial Statements.

Annual Report | March 31, 2018	11

Index Funds S&P 500® Equal Weight	Statement of Operations

For the Year Ended March 31, 2018

INVESTMENT INCOME:
Dividends	$427,870
Total Investment Income	427,870

EXPENSES:
Investment advisory fees (Note 3)	55,396
Fund accounting & administration fees	191,822
Custodian fees	4,583
Audit and tax fees	17,000
Legal fees	31,802
Transfer agent fees	44,879
Trustee fees and expenses	222
Registration fees	29,640
Printing fees	13,585
Chief compliance officer fees	20,560
Insurance expense	16,706
Other	13,821
Total expenses before waiver	440,016
Less: fees waived/reimbursed by investment adviser (Note 3)	(384,486)
Total Net Expenses	55,530
NET INVESTMENT INCOME:	372,340

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(273,765)
Net change in unrealized appreciation on investments	2,018,287
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,744,522
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,116,862

See Notes to Financial Statements.

12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	Year Ended March 31, 2018	Year Ended March 31, 2017
OPERATIONS:
Net investment income	$372,340	$92,102
Net realized gain/(loss) on investments	(273,765)	27,690
Net change in unrealized appreciation on investments	2,018,287	761,477
Net increase in net assets resulting from operations	2,116,862	881,269

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(288,128)	(64,222)
From net realized gains on investments	(17,467)	(115,881)
Net decrease in net assets from distributions	(305,595)	(180,103)

SHARE TRANSACTIONS:
Proceeds from sale of shares	24,063,431	10,695,494
Issued to shareholders in reinvestment of distributions	280,264	180,103
Cost of shares redeemed	(6,448,450)	(1,615,021)
Redemption fees	1,622	2,241
Net increase from share transactions	17,896,867	9,262,817
Net increase in net assets	19,708,134	9,963,983

NET ASSETS:
Beginning of year	13,038,001	3,074,018
End of year (including accumulated undistributed net investment income of $126,871 and $42,659)	$32,746,135	$13,038,001

Other Information:
SHARE TRANSACTIONS:
Sold	820,883	405,525
Distributions reinvested	9,256	6,861
Redeemed	(218,309)	(62,286)
Net increase in shares outstanding	611,830	350,100

See Notes to Financial Statements.

Annual Report | March 31, 2018	13

Index Funds S&P 500® Equal Weight	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$27.27	$24.01	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.43	0.44
Net realized and unrealized gain/(loss)	2.65	3.66	(0.71)
Total from investment operations	3.14	4.09	(0.27)

DISTRIBUTIONS:
From net investment income	(0.35)	(0.30)	(0.28)
From net realized gains	(0.02)	(0.54)	(0.44)
Total distributions	(0.37)	(0.84)	(0.72)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00 (b)	0.01	—
Net increase/(decrease) in net asset value	2.77	3.26	(0.99)
Net asset value, end of period	$30.04	$27.27	$24.01

TOTAL RETURN	11.50%	17.19%	(1.00	)%(c)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$32,746	$13,038	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.98%	6.83%	13.50	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25%	0.27%	0.30	%(d)
Ratio of net investment income to average net assets	1.68%	1.66%	2.02	%(d)

PORTFOLIO TURNOVER RATE	64%	32%	81	%(c)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2018

1. ORGANIZATION

The Index Funds S&P 500®   Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Trust was previously known as “Giant 5 Funds”, and changed its name to “Index Funds” in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500®   Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financials Services-Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2018, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Annual Report | March 31, 2018	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2018

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the year ended March 31, 2018, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2018:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$32,677,821	$–	$–	$32,677,821
Short Term Investments	1,074,368	–	–	1,074,368
TOTAL	$33,752,189	$–	$–	$33,752,189

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the year ended March 31, 2018.

For the year ended March 31, 2018, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the year ended March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31, 2018. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2018

3. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Index Group, Inc., is the Investment Adviser for the Fund (the “Adviser”). The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2018, and may not be terminated or modified prior to this date except with the approval of the Fund’s Board.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of March 31, 2018, reimbursements that may potentially be made by the Fund to the Adviser are as follows:

Fund	Expires 2019	Expires 2020	Expires 2021	Total
Index Funds S&P 500® Equal Weight	$323,356	$364,450	$384,486	$1,072,292

Fund Accounting and Administration Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration, Bookkeeping and Pricing Services Agreement (the “Administration Agreement”) with the Trust. Under the Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month. Administrator fees paid by the Fund for the year ended March 31, 2018 are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. Transfer Agent fees paid by the Fund for the year ended March 31, 2018 are disclosed in the Statement of Operations.

Compliance Services

ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement. Compliance services fees paid by the Fund for the year ended March 31, 2018 are disclosed in the Statement of Operations.

Distributor

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Advisor pursuant to the terms set forth in the Distribution Agreement.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the year ended March 31, 2018.

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500® Equal Weight	$32,139,072	$14,248,161

Annual Report | March 31, 2018	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2018

5. TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the year ended March 31, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$305,595	$–

The tax character of distributions paid during the year ended March 31, 2017, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$160,229	$19,874

For the year ended March 31, 2018, there were no reclassifications of Paid-in capital, Accumulated undistributed net investment income or Accumulated net realized loss on investments due to tax adjustments.

As of March 31, 2018, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500® Equal Weight	$3,395,116	$(1,178,008)	$2,217,108	$31,535,081

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2018, components of distributable earning on a tax basis were as follows:

Index Funds S&P 500® Equal Weight
Accumulated ordinary income	$148,867
Accumulated capital gains	–
Net unrealized appreciation on investments	2,217,108
Total	$2,365,975

6. BENEFICIAL OWNERSHIP

At March 31, 2018, a shareholder is the record owner of approximately 70% of the Fund's shares.

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Report of Independent Registered Public Accounting Firm

To the Shareholders of Index Funds S&P 500 Equal Weight and Board of Trustees of Index Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index Funds S&P 500 Equal Weight (the “Fund”), a series of Index Funds (the “Trust”), as of March 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of March 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 29, 2018

Annual Report | March 31, 2018	19

Index Funds S&P 500® Equal Weight	Additional Information

March 31, 2018 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-888-544-2685) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-888-544-2685. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3. TAX INFORMATION (UNAUDITED)

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2017:

Qualified Dividend Income:	87.62%
Dividend Received Deduction:	84.27%

In early 2018, if applicable, stockholders of record received this information for the distributions paid to them by the Funds during the calendar year 2017 via Form 1099.

4. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At their regular meeting on March 2, 2018 (the “Meeting”), in considering whether to approve the continuance of the Investment Advisory Agreement with The Index Group, Inc. (the “Adviser”), with respect to the Fund, the Independent Trustees considered the following factors, with no single factor being all-important or determinative:

(i) the nature, extent and quality of the services provided by the Adviser, including the investment performance of the Fund; (ii) the costs of the services provided and the profits realized by the Adviser from the relationship with the Fund, including the extent to which the Adviser has realized, and the Fund has shared the benefit of, economies of scale as the Fund grows; (iii) the investment advisory fee charged to other clients of the Adviser; (iv) the investment advisory fee charged by other advisers to comparable funds and the expense ratios of comparable funds; and (v) any “fall-out” benefits arising out of the relationship between the Fund and the Adviser, including any benefits that may accrue to the adviser from the placement of the Fund’s brokerage.

The Independent Trustees then discussed information and documents related to renewal of the Advisory Agreement that had been provided in response to the Board’s requests to the Adviser. Such documents and information were contained in the Board Materials, and they included, without limitation, information concerning:

●	The nature of the Adviser’s business;

●	The Adviser’s personnel, operations and related compensation arrangements;

●	The Adviser’s compensation, the expense structure of the Fund and the Adviser’s historical and anticipated profitability in managing the Fund;

●	Information comparing the Fund’s contractual management fee, expense ratio, and net assets against other registered investment companies identified by the Adviser as peers;

●	Management services performed by the Adviser for the Fund and the performance of the Fund (compared against the Fund’s benchmark and the performance of other funds over similar time periods);

●	Portfolio transactions; and

●	Compliance policies and procedures.

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information

March 31, 2018 (Unaudited)

In connection with their review of the abovementioned materials, the Independent Trustees noted that they had been advised by separate independent legal counsel through the process. The Independent Trustees, based on their consideration of all materials and information presented to them, concluded (without any single factor being identified as determinative) that the quality of service provided by the Adviser is acceptable, the investment performance of the Fund has been satisfactory, the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund, that any economies of scale or other incidental benefits accruing to the Adviser were not material, and the fees and costs associated with the Fund are reasonable and in the best interests of the Fund and its shareholders.

Annual Report | March 31, 2018	21

Index Funds S&P 500® Equal Weight	Trustees and Officers

March 31, 2018 (Unaudited)

NON-INTERESTED TRUSTEES*
Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	Managing Partner, Shoreline Equity Partners, Inc., a merger and acquisition consulting company (2004 to present ); Managing Partner and Portfolio Manager, Elevation Capital Management, LLC (2005 to present); Co-Chairman, Eagle: XM, a marketing company (2005 to 2008); President, Ultimate Investments Corporation, Inc., a Colorado company (1993 to present); President, Baller Enterprises, Inc., a Colorado company (2004 to present).	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner, The 2 None Kastle Group, LLC (2006 to present).	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of The Index Group, Inc. (2004 to present).	1	None

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of The Index Group, Inc. (2004 to present).
Theodore Uhl (born 1974)	Chief Compliance Officer	Indefinite; since February 2016	Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010. Senior Risk Manager of ALPS from 2006 until June 2010. Prior to ALPS, Sr. Analyst with Enenbach and Associates (RIA), and Sr. Financial Analyst at Sprint.

*	Lance Coles served as an Independent Trustees of the Trust during the fiscal year ended March 31, 2018. Mr. Coles served from April 1, 2017 through his resignation on October 17, 2017.

22	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Privacy Policy

March 31, 2018 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500® EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●     Social Security number and name and address

●     Account balances and transaction history

●     Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?

Annual Report | March 31, 2018	23

Index Funds S&P 500® Equal Weight	Privacy Policy

March 31, 2018 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500® Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can't I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes — information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

24	www.INDEX.fund

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

INDEX

FUNDS

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that no members of the Audit Committee are an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2018 and March 31, 2017 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $14,000, and $14,000 respectively.

(b)	Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2018 and March 31, 2017 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

(c)	Tax Fees: For the registrant’s fiscal years ended March 31, 2018 and March 31, 2017, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 and $2,500 respectively. The fiscal year 2018 and 2017 tax fees were for review of each fund’s federal and excise tax returns and year-end distributions.

(d)	All Other Fees: For the registrant’s fiscal years ended March 31, 2018 and March 31, 2017, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $350 respectively.

(e)(1)	The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	[Not applicable]. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0% ).

(g)	Aggregate non-audit fees of $3,000 and $2,500 were billed by the registrant's principal accountant for services rendered to the registrant and to registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal years ended March 31, 2018 and March 31, 2017. All such services were rendered to the registrant.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	June 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	June 7, 2018

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	June 7, 2018